Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Salem Street Trust
Entity Central Index Key	0000035315
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
Fidelity Flex Conservative Income Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Flex® Conservative Income Bond Fund
Class Name	Fidelity Flex® Conservative Income Bond Fund
Trading Symbol	FJTDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Flex® Conservative Income Bond Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Conservative Income Bond Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, the fund's strategy of holding short-term debt in high-quality corporations contributed to performance versus the all-U.S.-Treasury benchmark. Within corporates, debt holdings among financial institutions - especially banks - and industrial firms, particularly in the consumer cyclical and consumer non-cyclical segments, added notable value.
•Non-benchmark exposure to asset-backed securities, including car loan debt and credit card receivables, also meaningfully contributed.
•In contrast, a higher-than-usual allocation to interest-earning cash - which we maintained as tight credit spreads and less-attractive valuations led us to reinvest fewer maturing securities back into risk assets - was a modest drag on relative performance.
•At period end, corporates made up about 54% of fund assets, down notably from roughly 71% a year ago. At the same time, we increased exposure to U.S. Treasurys from 12% to roughly 17% of assets, while establishing a new, out-of-benchmark position in asset-backed securities, which stood at approximately 14% as of August 31. The fund's cash position ticked down from about 16% to 15% this period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 31, 2018 through August 31, 2024. Initial investment of $10,000. Fidelity Flex® Conservative Income Bond Fund $10,000 $10,066 $10,348 $10,565 $10,614 $10,637 $11,153 Bloomberg U.S. 3-6 Month Treasury Bill Index $10,000 $10,050 $10,302 $10,457 $10,466 $10,495 $10,945 Bloomberg U.S. Aggregate Bond Index $10,000 $10,054 $11,077 $11,794 $11,784 $10,427 $10,303 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity Flex® Conservative Income Bond Fund 6.11% 2.72% 2.73% Bloomberg U.S. 3-6 Month Treasury Bill Index 5.55% 2.32% 2.34% Bloomberg U.S. Aggregate Bond Index 7.30% -0.04% 1.62% A From May 31, 2018 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 447,221,578
Holdings Count | shares	313
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$447,221,578
Number of Holdings	313
Total Advisory Fee	$0
Portfolio Turnover	72%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 16.5 AAA 14.1 AA 2.5 A 24.8 BBB 19.4 Short-Term Investments and Net Other Assets (Liabilities) 22.7 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 46.6 U.S. Treasury Obligations 16.5 Asset-Backed Securities 14.1 Other Investments 0.1 Short-Term Investments and Net Other Assets (Liabilities) 22.7 ASSET ALLOCATION (% of Fund's net assets) United States 84.0 United Kingdom 3.5 Canada 3.3 Germany 3.2 Switzerland 1.3 Japan 1.1 Netherlands 1.0 France 0.9 Denmark 0.7 Others 1.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Bill 11.6 US Treasury Notes 4.9 Royal Bank of Canada 1.5 Bank of America Corp 1.3 Volkswagen Group of America Finance LLC 1.3 Goldman Sachs Group Inc/The 1.3 General Motors Financial Co Inc 1.1 Morgan Stanley 1.0 JPMorgan Chase & Co 1.0 Barclays PLC 1.0 26.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.	The fund's principal investment strategies were modified during the reporting period, as described in the prospectus.

Material Fund Change Expenses [Text Block]	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
Material Fund Change Strategies [Text Block]	The fund's principal investment strategies were modified during the reporting period, as described in the prospectus.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Tactical Bond Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Tactical Bond Fund
Class Name	Fidelity Advisor® Tactical Bond Fund Class M
Trading Symbol	FTYMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Tactical Bond Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 98	0.95%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, relative to the benchmark Bloomberg U.S. Aggregate Bond Index, the fund benefited from favorable duration positioning, as the fund was more interest-rate sensitive than the index in a period of often-falling rates.
•Yield curve positioning, however, detracted a bit as the curve steepened.
•The fund also benefited from being overweight credit risk via high-yield corporate debt and leveraged loans, which added value as credit spreads approached all-time tight levels.
•Other notable contributors included the fund's allocation to securitized products, including outperforming stakes in commercial mortgage-backed securities and asset-backed securities
•Notable changes in positioning include reduced exposure to corporate bonds and increased exposure to U.S. Treasury debt.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 10, 2022 through August 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class M $9,600 $8,887 $8,910 Bloomberg U.S. Aggregate Bond Index $10,000 $9,301 $9,190 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class M (incl. 4.00% sales charge) 3.29% -1.64% Class M (without 4.00% sales charge) 7.60% -0.06% Bloomberg U.S. Aggregate Bond Index 7.30% -0.55% A From February 10, 2022 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Feb. 10, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 56,713,648
Holdings Count | shares	95
Advisory Fees Paid, Amount	$ 295,549
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$56,713,648
Number of Holdings	95
Total Advisory Fee	$295,549
Portfolio Turnover	32%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 57.1 AAA 0.6 AA 0.5 A 3.3 BBB 11.6 BB 9.5 B 8.6 CCC,CC,C 1.6 D 0.1 Not Rated 3.1 Equities 0.7 Short-Term Investments and Net Other Assets (Liabilities) 3.3 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 57.1 Corporate Bonds 16.1 Bank Loan Obligations 9.0 Foreign Government and Government Agency Obligations 4.8 Asset-Backed Securities 4.5 Preferred Securities 2.3 CMOs and Other Mortgage Related Securities 1.5 Municipal Securities 0.7 Common Stocks 0.4 Alternative Funds 0.3 Short-Term Investments and Net Other Assets (Liabilities) 3.3 ASSET ALLOCATION (% of Fund's net assets) United States 85.4 Canada 2.0 United Kingdom 1.9 Mexico 1.7 Germany 1.3 Grand Cayman (Uk Overseas Ter) 1.1 Brazil 1.1 Japan 1.0 Dominican Republic 0.9 Others 3.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 44.7 US Treasury Bonds 12.4 Domino's Pizza Master Issuer LLC 1.5 Bank of Nova Scotia/The 1.2 Japan Government 1.0 Petroleos Mexicanos 0.9 Dominican Republic 0.9 Kinder Morgan Inc 0.9 DPL Inc 0.8 Planet Fitness Master Issuer LLC 0.8 65.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Investment Grade Bond Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Investment Grade Bond Fund
Class Name	Fidelity Advisor® Investment Grade Bond Fund Class M
Trading Symbol	FGBTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Investment Grade Bond Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 78	0.75%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, relative to the benchmark Bloomberg U.S. Aggregate Bond Index, the fund benefited from favorable duration positioning, as the fund was more interest-rate sensitive than the index in a period of often-falling rates.
•The fund also benefited from being overweight credit risk, which added value as credit spreads approached historically tight levels.
•Other notable contributors included the fund's allocations to securitized products, including outperforming stakes in commercial mortgage-backed securities, asset-backed securities and collateralized loan obligations.
•An overweight in investment-grade corporate bonds, especially those of bank issuers, also added value, although our positioning among industrial and utility bonds were modestly offsetting detractors.
•Notable changes in positioning include reduced exposure to investment-grade corporate bonds, increased exposure to U.S. Treasury debt, and purchases of mortgage bonds during periods of wider credit spreads.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2014 through August 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class M $9,600 $9,593 $10,189 $10,291 $10,161 $11,187 $12,115 $12,210 $10,756 $10,654 $11,454 Bloomberg U.S. Aggregate Bond Index $10,000 $10,156 $10,761 $10,814 $10,701 $11,789 $12,553 $12,542 $11,098 $10,965 $11,765 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 4.00% sales charge) 3.21% -0.34% 1.37% Class M (without 4.00% sales charge) 7.51% 0.47% 1.78% Bloomberg U.S. Aggregate Bond Index 7.30% -0.04% 1.64% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 10,877,326,398
Holdings Count | shares	3,997
Advisory Fees Paid, Amount	$ 26,423,417
Investment Company Portfolio Turnover	232.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$10,877,326,398
Number of Holdings	3,997
Total Advisory Fee	$26,423,417
Portfolio Turnover	232%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 61.9 AAA 7.6 AA 0.6 A 6.0 BBB 16.7 BB 3.3 B 0.9 CCC,CC,C 0.0 Not Rated 3.7 QUALITY DIVERSIFICATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (0.7)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 51.8 Corporate Bonds 24.5 U.S. Government Agency - Mortgage Securities 10.1 Asset-Backed Securities 7.1 CMOs and Other Mortgage Related Securities 6.8 Preferred Securities 0.2 Foreign Government and Government Agency Obligations 0.1 Other Investments 0.1 Municipal Securities 0.0 Bank Loan Obligations 0.0 ASSET ALLOCATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (0.7)% United States 90.5 Grand Cayman (UK Overseas Ter) 4.2 Germany 1.1 Mexico 0.7 United Kingdom 0.7 Ireland 0.5 Switzerland 0.5 Bailiwick Of Jersey 0.4 Italy 0.3 Others 1.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 43.0 US Treasury Bonds 8.8 Uniform Mortgage Backed Securities 3.4 Fannie Mae Mortgage pass-thru certificates 3.2 Freddie Mac Gold Pool 1.7 Ginnie Mae II Pool 1.6 Citigroup Inc 1.5 Bank of America Corp 1.2 Charter Communications Operating LLC / Charter Communications Operating Capital 1.0 Bayer US Finance II LLC 0.9 66.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Short-Term Bond Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Short-Term Bond Fund
Class Name	Fidelity Advisor® Short-Term Bond Fund Class M
Trading Symbol	FBNTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Short-Term Bond Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 53	0.51%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, the fund's strategy of favoring short-term corporate bonds, while underweighting similar-duration U.S. Treasurys, contributed to its performance versus the benchmark. Within corporates, debt holdings among financial institutions - especially banks - and industrial firms, particularly in the consumer cyclical and consumer non-cyclical segments, added notable value.
•Non-benchmark exposure to asset-backed securities, including car loan debt and collateralized loan obligations, also meaningfully contributed. An out-of-benchmark allocation to commercial mortgage-backed securities helped as well.
•In contrast, the fund's yield-curve positioning detracted from relative performance. Specifically, underweighting one- and two- year bonds in favor of three- and five-year maturities hurt.
•At period end, corporates made up about 46% of fund assets, down from roughly 49% a year ago but still notably overweight versus the benchmark average of 25%. Exposure to U.S. Treasurys stood at 26% as of August 31, compared with an average of 67% for the benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE July 12, 2016 through August 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class M $9,850 $9,859 $9,939 $9,950 $10,360 $10,745 $10,765 $10,293 $10,508 Bloomberg U.S. 1-3 Year Government/Credit Bond Index $10,000 $10,001 $10,091 $10,107 $10,573 $10,961 $11,004 $10,566 $10,731 Bloomberg U.S. Aggregate Bond Index $10,000 $10,020 $10,069 $9,963 $10,977 $11,687 $11,678 $10,333 $10,209 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class M (incl. 1.50% sales charge) 4.91% 1.25% 1.39% Class M (without 1.50% sales charge) 6.51% 1.56% 1.58% Bloomberg U.S. 1-3 Year Government/Credit Bond Index 6.25% 1.52% 1.62% Bloomberg U.S. Aggregate Bond Index 7.30% -0.04% 1.13% A From July 12, 2016 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jul. 12, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,346,008,597
Holdings Count | shares	491
Advisory Fees Paid, Amount	$ 4,742,667
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$2,346,008,597
Number of Holdings	491
Total Advisory Fee	$4,742,667
Portfolio Turnover	68%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 26.4 AAA 22.3 AA 2.9 A 21.6 BBB 20.4 BB 1.3 B 0.3 Not Rated 3.4 Short-Term Investments and Net Other Assets (Liabilities) 1.4 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 45.1 U.S. Treasury Obligations 26.1 Asset-Backed Securities 19.3 CMOs and Other Mortgage Related Securities 7.2 Other Investments 0.6 U.S. Government Agency - Mortgage Securities 0.3 Short-Term Investments and Net Other Assets (Liabilities) 1.4 ASSET ALLOCATION (% of Fund's net assets) United States 77.7 Grand Cayman (Uk Overseas Ter) 4.4 Canada 3.6 United Kingdom 3.3 Germany 3.1 France 2.1 Ireland 1.2 Japan 1.0 Italy 0.7 Others 2.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 26.1 JPMorgan Chase & Co 1.4 Wells Fargo & Co 1.2 Barclays PLC 1.0 Athene Global Funding 0.9 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 0.9 General Motors Financial Co Inc 0.9 American Express Co 0.8 Citigroup Inc 0.8 Ford Motor Credit Co LLC 0.8 34.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: •Management fee •Operating expenses

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: •Management fee •Operating expenses
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity SAI Sustainable Core Plus Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Sustainable Core Plus Bond Fund
Class Name	Fidelity® SAI Sustainable Core Plus Bond Fund
Trading Symbol	FIABX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® SAI Sustainable Core Plus Bond Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Sustainable Core Plus Bond Fund	$ 37	0.36%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, an out-of-benchmark allocation to high-yield bonds notably contributed to the fund's outperformance of the Bloomberg U.S. Aggregate Bond Index for the fiscal year.
•Choices among investment-grade asset-backed securities also made a meaningful contribution to the relative result, led by fund holdings in collateralized loan obligations.
•Non-benchmark picks among global bonds also were beneficial.
•In contrast, holdings in the corporate sector detracted versus the Aggregate index the past 12 months, primarily due to an underweight in industrial bonds within the sector.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the fund's exposure to certain issuers, sectors, regions, and countries and may affect the fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 13, 2022 through August 31, 2024. Initial investment of $10,000. Fidelity® SAI Sustainable Core Plus Bond Fund $10,000 $9,587 $9,551 Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index $10,000 $9,703 $9,590 Bloomberg U.S. Aggregate Bond Index $10,000 $9,696 $9,581 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® SAI Sustainable Core Plus Bond Fund 7.31% 1.04% Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index 7.26% 1.19% Bloomberg U.S. Aggregate Bond Index 7.30% 1.16% A From April 13, 2022 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Apr. 13, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 83,384,427
Holdings Count | shares	690
Advisory Fees Paid, Amount	$ 160,853
Investment Company Portfolio Turnover	364.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$83,384,427
Number of Holdings	690
Total Advisory Fee	$160,853
Portfolio Turnover	364%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 69.8 AAA 4.6 AA 0.5 A 7.6 BBB 12.0 BB 2.8 B 2.6 CCC,CC,C 0.9 Not Rated 1.3 Equities 0.0 QUALITY DIVERSIFICATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (2.1)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 49.4 Corporate Bonds 25.7 U.S. Government Agency - Mortgage Securities 20.4 Asset-Backed Securities 5.5 CMOs and Other Mortgage Related Securities 0.4 Foreign Government and Government Agency Obligations 0.3 Preferred Securities 0.2 Bank Loan Obligations 0.2 Common Stocks 0.0 ASSET ALLOCATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (2.1)% United States 88.3 Grand Cayman (Uk Overseas Ter) 3.4 United Kingdom 1.5 Bailiwick Of Jersey 1.3 Canada 0.9 Netherlands 0.7 Multi-national 0.6 France 0.6 Germany 0.5 Others 2.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 34.9 US Treasury Bonds 10.4 Uniform Mortgage Backed Securities 9.3 Ginnie Mae II Pool 5.4 US Treasury Bill 4.1 Fannie Mae Mortgage pass-thru certificates 3.9 Freddie Mac Gold Pool 1.6 Morgan Stanley 1.2 Bank of America Corp 0.9 AES Corp/The 0.7 72.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment risks during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Tactical Bond Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Tactical Bond Fund
Class Name	Fidelity Advisor® Tactical Bond Fund Class I
Trading Symbol	FBAHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Tactical Bond Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 72	0.70%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, relative to the benchmark Bloomberg U.S. Aggregate Bond Index, the fund benefited from favorable duration positioning, as the fund was more interest-rate sensitive than the index in a period of often-falling rates.
•Yield curve positioning, however, detracted a bit as the curve steepened.
•The fund also benefited from being overweight credit risk via high-yield corporate debt and leveraged loans, which added value as credit spreads approached all-time tight levels.
•Other notable contributors included the fund's allocation to securitized products, including outperforming stakes in commercial mortgage-backed securities and asset-backed securities
•Notable changes in positioning include reduced exposure to corporate bonds and increased exposure to U.S. Treasury debt.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 10, 2022 through August 31, 2024. Initial investment of $10,000. Class I $10,000 $9,270 $9,317 Bloomberg U.S. Aggregate Bond Index $10,000 $9,301 $9,190 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class I 7.86% 0.19% Bloomberg U.S. Aggregate Bond Index 7.30% -0.55% A From February 10, 2022 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Feb. 10, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 56,713,648
Holdings Count | shares	95
Advisory Fees Paid, Amount	$ 295,549
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$56,713,648
Number of Holdings	95
Total Advisory Fee	$295,549
Portfolio Turnover	32%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 57.1 AAA 0.6 AA 0.5 A 3.3 BBB 11.6 BB 9.5 B 8.6 CCC,CC,C 1.6 D 0.1 Not Rated 3.1 Equities 0.7 Short-Term Investments and Net Other Assets (Liabilities) 3.3 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 57.1 Corporate Bonds 16.1 Bank Loan Obligations 9.0 Foreign Government and Government Agency Obligations 4.8 Asset-Backed Securities 4.5 Preferred Securities 2.3 CMOs and Other Mortgage Related Securities 1.5 Municipal Securities 0.7 Common Stocks 0.4 Alternative Funds 0.3 Short-Term Investments and Net Other Assets (Liabilities) 3.3 ASSET ALLOCATION (% of Fund's net assets) United States 85.4 Canada 2.0 United Kingdom 1.9 Mexico 1.7 Germany 1.3 Grand Cayman (Uk Overseas Ter) 1.1 Brazil 1.1 Japan 1.0 Dominican Republic 0.9 Others 3.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 44.7 US Treasury Bonds 12.4 Domino's Pizza Master Issuer LLC 1.5 Bank of Nova Scotia/The 1.2 Japan Government 1.0 Petroleos Mexicanos 0.9 Dominican Republic 0.9 Kinder Morgan Inc 0.9 DPL Inc 0.8 Planet Fitness Master Issuer LLC 0.8 65.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Short-Term Bond Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Short-Term Bond Fund
Class Name	Fidelity Advisor® Short-Term Bond Fund Class C
Trading Symbol	FANCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Short-Term Bond Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 140	1.36%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, the fund's strategy of favoring short-term corporate bonds, while underweighting similar-duration U.S. Treasurys, contributed to its performance versus the benchmark. Within corporates, debt holdings among financial institutions - especially banks - and industrial firms, particularly in the consumer cyclical and consumer non-cyclical segments, added notable value.
•Non-benchmark exposure to asset-backed securities, including car loan debt and collateralized loan obligations, also meaningfully contributed. An out-of-benchmark allocation to commercial mortgage-backed securities helped as well.
•In contrast, the fund's yield-curve positioning detracted from relative performance. Specifically, underweighting one- and two- year bonds in favor of three- and five-year maturities hurt.
•At period end, corporates made up about 46% of fund assets, down from roughly 49% a year ago but still notably overweight versus the benchmark average of 25%. Exposure to U.S. Treasurys stood at 26% as of August 31, compared with an average of 67% for the benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE July 12, 2016 through August 31, 2024. Initial investment of $10,000. Class C $10,000 $10,001 $10,003 $9,917 $10,250 $10,530 $10,469 $9,928 $10,050 Bloomberg U.S. 1-3 Year Government/Credit Bond Index $10,000 $10,001 $10,091 $10,107 $10,573 $10,961 $11,004 $10,566 $10,731 Bloomberg U.S. Aggregate Bond Index $10,000 $10,020 $10,069 $9,963 $10,977 $11,687 $11,678 $10,333 $10,209 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class C (incl. contingent deferred sales charge) 4.50% 0.68% 0.73% Class C 5.50% 0.68% 0.73% Bloomberg U.S. 1-3 Year Government/Credit Bond Index 6.25% 1.52% 1.62% Bloomberg U.S. Aggregate Bond Index 7.30% -0.04% 1.13% A From July 12, 2016 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jul. 12, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,346,008,597
Holdings Count | shares	491
Advisory Fees Paid, Amount	$ 4,742,667
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$2,346,008,597
Number of Holdings	491
Total Advisory Fee	$4,742,667
Portfolio Turnover	68%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 26.4 AAA 22.3 AA 2.9 A 21.6 BBB 20.4 BB 1.3 B 0.3 Not Rated 3.4 Short-Term Investments and Net Other Assets (Liabilities) 1.4 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 45.1 U.S. Treasury Obligations 26.1 Asset-Backed Securities 19.3 CMOs and Other Mortgage Related Securities 7.2 Other Investments 0.6 U.S. Government Agency - Mortgage Securities 0.3 Short-Term Investments and Net Other Assets (Liabilities) 1.4 ASSET ALLOCATION (% of Fund's net assets) United States 77.7 Grand Cayman (Uk Overseas Ter) 4.4 Canada 3.6 United Kingdom 3.3 Germany 3.1 France 2.1 Ireland 1.2 Japan 1.0 Italy 0.7 Others 2.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 26.1 JPMorgan Chase & Co 1.4 Wells Fargo & Co 1.2 Barclays PLC 1.0 Athene Global Funding 0.9 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 0.9 General Motors Financial Co Inc 0.9 American Express Co 0.8 Citigroup Inc 0.8 Ford Motor Credit Co LLC 0.8 34.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: •Management fee •Operating expenses

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: •Management fee •Operating expenses
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Short-Term Bond Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Short-Term Bond Fund
Class Name	Fidelity Advisor® Short-Term Bond Fund Class A
Trading Symbol	FBNAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Short-Term Bond Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 52	0.50%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, the fund's strategy of favoring short-term corporate bonds, while underweighting similar-duration U.S. Treasurys, contributed to its performance versus the benchmark. Within corporates, debt holdings among financial institutions - especially banks - and industrial firms, particularly in the consumer cyclical and consumer non-cyclical segments, added notable value.
•Non-benchmark exposure to asset-backed securities, including car loan debt and collateralized loan obligations, also meaningfully contributed. An out-of-benchmark allocation to commercial mortgage-backed securities helped as well.
•In contrast, the fund's yield-curve positioning detracted from relative performance. Specifically, underweighting one- and two- year bonds in favor of three- and five-year maturities hurt.
•At period end, corporates made up about 46% of fund assets, down from roughly 49% a year ago but still notably overweight versus the benchmark average of 25%. Exposure to U.S. Treasurys stood at 26% as of August 31, compared with an average of 67% for the benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE July 12, 2016 through August 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class A $9,850 $9,859 $9,941 $9,952 $10,364 $10,750 $10,771 $10,299 $10,516 Bloomberg U.S. 1-3 Year Government/Credit Bond Index $10,000 $10,001 $10,091 $10,107 $10,573 $10,961 $11,004 $10,566 $10,731 Bloomberg U.S. Aggregate Bond Index $10,000 $10,020 $10,069 $9,963 $10,977 $11,687 $11,678 $10,333 $10,209 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class A (incl. 1.50% sales charge) 4.92% 1.26% 1.40% Class A (without 1.50% sales charge) 6.52% 1.57% 1.59% Bloomberg U.S. 1-3 Year Government/Credit Bond Index 6.25% 1.52% 1.62% Bloomberg U.S. Aggregate Bond Index 7.30% -0.04% 1.13% A From July 12, 2016 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jul. 12, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,346,008,597
Holdings Count | shares	491
Advisory Fees Paid, Amount	$ 4,742,667
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$2,346,008,597
Number of Holdings	491
Total Advisory Fee	$4,742,667
Portfolio Turnover	68%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 26.4 AAA 22.3 AA 2.9 A 21.6 BBB 20.4 BB 1.3 B 0.3 Not Rated 3.4 Short-Term Investments and Net Other Assets (Liabilities) 1.4 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 45.1 U.S. Treasury Obligations 26.1 Asset-Backed Securities 19.3 CMOs and Other Mortgage Related Securities 7.2 Other Investments 0.6 U.S. Government Agency - Mortgage Securities 0.3 Short-Term Investments and Net Other Assets (Liabilities) 1.4 ASSET ALLOCATION (% of Fund's net assets) United States 77.7 Grand Cayman (Uk Overseas Ter) 4.4 Canada 3.6 United Kingdom 3.3 Germany 3.1 France 2.1 Ireland 1.2 Japan 1.0 Italy 0.7 Others 2.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 26.1 JPMorgan Chase & Co 1.4 Wells Fargo & Co 1.2 Barclays PLC 1.0 Athene Global Funding 0.9 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 0.9 General Motors Financial Co Inc 0.9 American Express Co 0.8 Citigroup Inc 0.8 Ford Motor Credit Co LLC 0.8 34.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: •Management fee •Operating expenses

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: •Management fee •Operating expenses
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Short-Term Bond Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Short-Term Bond Fund
Class Name	Fidelity Advisor® Short-Term Bond Fund Class I
Trading Symbol	FBNIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Short-Term Bond Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, the fund's strategy of favoring short-term corporate bonds, while underweighting similar-duration U.S. Treasurys, contributed to its performance versus the benchmark. Within corporates, debt holdings among financial institutions - especially banks - and industrial firms, particularly in the consumer cyclical and consumer non-cyclical segments, added notable value.
•Non-benchmark exposure to asset-backed securities, including car loan debt and collateralized loan obligations, also meaningfully contributed. An out-of-benchmark allocation to commercial mortgage-backed securities helped as well.
•In contrast, the fund's yield-curve positioning detracted from relative performance. Specifically, underweighting one- and two- year bonds in favor of three- and five-year maturities hurt.
•At period end, corporates made up about 46% of fund assets, down from roughly 49% a year ago but still notably overweight versus the benchmark average of 25%. Exposure to U.S. Treasurys stood at 26% as of August 31, compared with an average of 67% for the benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE July 12, 2016 through August 31, 2024. Initial investment of $10,000. Class I $10,000 $10,011 $10,109 $10,136 $10,570 $10,980 $11,017 $10,550 $10,791 Bloomberg U.S. 1-3 Year Government/Credit Bond Index $10,000 $10,001 $10,091 $10,107 $10,573 $10,961 $11,004 $10,566 $10,731 Bloomberg U.S. Aggregate Bond Index $10,000 $10,020 $10,069 $9,963 $10,977 $11,687 $11,678 $10,333 $10,209 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class I 6.73% 1.73% 1.75% Bloomberg U.S. 1-3 Year Government/Credit Bond Index 6.25% 1.52% 1.62% Bloomberg U.S. Aggregate Bond Index 7.30% -0.04% 1.13% A From July 12, 2016 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jul. 12, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,346,008,597
Holdings Count | shares	491
Advisory Fees Paid, Amount	$ 4,742,667
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$2,346,008,597
Number of Holdings	491
Total Advisory Fee	$4,742,667
Portfolio Turnover	68%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 26.4 AAA 22.3 AA 2.9 A 21.6 BBB 20.4 BB 1.3 B 0.3 Not Rated 3.4 Short-Term Investments and Net Other Assets (Liabilities) 1.4 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 45.1 U.S. Treasury Obligations 26.1 Asset-Backed Securities 19.3 CMOs and Other Mortgage Related Securities 7.2 Other Investments 0.6 U.S. Government Agency - Mortgage Securities 0.3 Short-Term Investments and Net Other Assets (Liabilities) 1.4 ASSET ALLOCATION (% of Fund's net assets) United States 77.7 Grand Cayman (Uk Overseas Ter) 4.4 Canada 3.6 United Kingdom 3.3 Germany 3.1 France 2.1 Ireland 1.2 Japan 1.0 Italy 0.7 Others 2.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 26.1 JPMorgan Chase & Co 1.4 Wells Fargo & Co 1.2 Barclays PLC 1.0 Athene Global Funding 0.9 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 0.9 General Motors Financial Co Inc 0.9 American Express Co 0.8 Citigroup Inc 0.8 Ford Motor Credit Co LLC 0.8 34.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Operating expenses
  •Expense reductions

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Operating expenses
  •Expense reductions

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Investment Grade Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Investment Grade Bond Fund
Class Name	Fidelity® Investment Grade Bond Fund
Trading Symbol	FBNDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Investment Grade Bond Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Investment Grade Bond Fund	$ 47	0.45%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, relative to the benchmark Bloomberg U.S. Aggregate Bond Index, the fund benefited from favorable duration positioning, as the fund was more interest-rate sensitive than the index in a period of often-falling rates.
•The fund also benefited from being overweight credit risk, which added value as credit spreads approached historically tight levels.
•Other notable contributors included the fund's allocations to securitized products, including outperforming stakes in commercial mortgage-backed securities, asset-backed securities and collateralized loan obligations.
•An overweight in investment-grade corporate bonds, especially those of bank issuers, also added value, although our positioning among industrial and utility bonds were modestly offsetting detractors.
•Notable changes in positioning include reduced exposure to investment-grade corporate bonds, increased exposure to U.S. Treasury debt, and purchases of mortgage bonds during periods of wider credit spreads.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2014 through August 31, 2024. Initial investment of $10,000. Fidelity® Investment Grade Bond Fund $10,000 $10,028 $10,688 $10,834 $10,733 $11,854 $12,877 $13,015 $11,515 $11,425 $12,320 Bloomberg U.S. Aggregate Bond Index $10,000 $10,156 $10,761 $10,814 $10,701 $11,789 $12,553 $12,542 $11,098 $10,965 $11,765 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Investment Grade Bond Fund 7.83% 0.77% 2.11% Bloomberg U.S. Aggregate Bond Index 7.30% -0.04% 1.64% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 10,877,326,398
Holdings Count | shares	3,997
Advisory Fees Paid, Amount	$ 26,423,417
Investment Company Portfolio Turnover	232.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$10,877,326,398
Number of Holdings	3,997
Total Advisory Fee	$26,423,417
Portfolio Turnover	232%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 61.9 AAA 7.6 AA 0.6 A 6.0 BBB 16.7 BB 3.3 B 0.9 CCC,CC,C 0.0 Not Rated 3.7 QUALITY DIVERSIFICATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (0.7)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 51.8 Corporate Bonds 24.5 U.S. Government Agency - Mortgage Securities 10.1 Asset-Backed Securities 7.1 CMOs and Other Mortgage Related Securities 6.8 Preferred Securities 0.2 Foreign Government and Government Agency Obligations 0.1 Other Investments 0.1 Municipal Securities 0.0 Bank Loan Obligations 0.0 ASSET ALLOCATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (0.7)% United States 90.5 Grand Cayman (UK Overseas Ter) 4.2 Germany 1.1 Mexico 0.7 United Kingdom 0.7 Ireland 0.5 Switzerland 0.5 Bailiwick Of Jersey 0.4 Italy 0.3 Others 1.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 43.0 US Treasury Bonds 8.8 Uniform Mortgage Backed Securities 3.4 Fannie Mae Mortgage pass-thru certificates 3.2 Freddie Mac Gold Pool 1.7 Ginnie Mae II Pool 1.6 Citigroup Inc 1.5 Bank of America Corp 1.2 Charter Communications Operating LLC / Charter Communications Operating Capital 1.0 Bayer US Finance II LLC 0.9 66.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Tactical Bond Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Tactical Bond Fund
Class Name	Fidelity Advisor® Tactical Bond Fund Class C
Trading Symbol	FTKCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Tactical Bond Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 176	1.70%

Expenses Paid, Amount	$ 176
Expense Ratio, Percent	1.70%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, relative to the benchmark Bloomberg U.S. Aggregate Bond Index, the fund benefited from favorable duration positioning, as the fund was more interest-rate sensitive than the index in a period of often-falling rates.
•Yield curve positioning, however, detracted a bit as the curve steepened.
•The fund also benefited from being overweight credit risk via high-yield corporate debt and leveraged loans, which added value as credit spreads approached all-time tight levels.
•Other notable contributors included the fund's allocation to securitized products, including outperforming stakes in commercial mortgage-backed securities and asset-backed securities
•Notable changes in positioning include reduced exposure to corporate bonds and increased exposure to U.S. Treasury debt.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 10, 2022 through August 31, 2024. Initial investment of $10,000. Class C $10,000 $9,210 $9,174 Bloomberg U.S. Aggregate Bond Index $10,000 $9,301 $9,190 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class C (incl. contingent deferred sales charge) 5.79% -0.80% Class C 6.79% -0.80% Bloomberg U.S. Aggregate Bond Index 7.30% -0.55% A From February 10, 2022 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Feb. 10, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 56,713,648
Holdings Count | shares	95
Advisory Fees Paid, Amount	$ 295,549
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$56,713,648
Number of Holdings	95
Total Advisory Fee	$295,549
Portfolio Turnover	32%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 57.1 AAA 0.6 AA 0.5 A 3.3 BBB 11.6 BB 9.5 B 8.6 CCC,CC,C 1.6 D 0.1 Not Rated 3.1 Equities 0.7 Short-Term Investments and Net Other Assets (Liabilities) 3.3 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 57.1 Corporate Bonds 16.1 Bank Loan Obligations 9.0 Foreign Government and Government Agency Obligations 4.8 Asset-Backed Securities 4.5 Preferred Securities 2.3 CMOs and Other Mortgage Related Securities 1.5 Municipal Securities 0.7 Common Stocks 0.4 Alternative Funds 0.3 Short-Term Investments and Net Other Assets (Liabilities) 3.3 ASSET ALLOCATION (% of Fund's net assets) United States 85.4 Canada 2.0 United Kingdom 1.9 Mexico 1.7 Germany 1.3 Grand Cayman (Uk Overseas Ter) 1.1 Brazil 1.1 Japan 1.0 Dominican Republic 0.9 Others 3.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 44.7 US Treasury Bonds 12.4 Domino's Pizza Master Issuer LLC 1.5 Bank of Nova Scotia/The 1.2 Japan Government 1.0 Petroleos Mexicanos 0.9 Dominican Republic 0.9 Kinder Morgan Inc 0.9 DPL Inc 0.8 Planet Fitness Master Issuer LLC 0.8 65.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity SAI Total Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Total Bond Fund
Class Name	Fidelity® SAI Total Bond Fund
Trading Symbol	FSMTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® SAI Total Bond Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Total Bond Fund	$ 30	0.29%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, allocations to "plus sectors" - including high-yield bonds, leveraged loans and emerging markets debt - notably contributed to the fund's outperformance of the Bloomberg U.S. Aggregate Index for the fiscal year.
•Among investment-grade securities, security selection and sector allocation also meaningfully contributed.
•In terms of sector allocation, investment choices and overweight positions in the asset-backed securities, mortgage-backed securities and commercial mortgage-backed securities segments each helped relative performance the past 12 months.
•As for security selection, fund holdings in the corporate segment made a notable contribution, led by picks among financials, particularly REITs and banks. In contrast, the fund's underweight in industrial bonds within the corporate sector detracted versus the Aggregate index the past 12 months.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 25, 2018 through August 31, 2024. Initial investment of $10,000. Fidelity® SAI Total Bond Fund $10,000 $11,067 $11,859 $12,193 $10,847 $10,891 $11,836 Bloomberg U.S. Universal Bond Index $10,000 $11,125 $11,839 $11,944 $10,528 $10,486 $11,317 Bloomberg U.S. Aggregate Bond Index $10,000 $11,154 $11,876 $11,866 $10,499 $10,374 $11,131 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® SAI Total Bond Fund 8.67% 1.35% 2.92% Bloomberg U.S. Universal Bond Index 7.92% 0.34% 2.14% Bloomberg U.S. Aggregate Bond Index 7.30% -0.04% 1.85% A From October 25, 2018 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Oct. 25, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 20,001,646,047
Holdings Count | shares	6,421
Advisory Fees Paid, Amount	$ 56,941,200
Investment Company Portfolio Turnover	222.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$20,001,646,047
Number of Holdings	6,421
Total Advisory Fee	$56,941,200
Portfolio Turnover	222%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 51.0 AAA 9.6 AA 1.4 A 9.5 BBB 18.2 BB 4.4 B 5.9 CCC,CC,C 1.2 D 0.0 Not Rated 4.1 Equities 0.1 QUALITY DIVERSIFICATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (5.4)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 31.4 U.S. Treasury Obligations 28.8 U.S. Government Agency - Mortgage Securities 22.2 Asset-Backed Securities 8.0 CMOs and Other Mortgage Related Securities 7.9 Bank Loan Obligations 5.0 Foreign Government and Government Agency Obligations 1.3 Preferred Securities 0.5 Common Stocks 0.1 Other Investments 0.1 Supranational Obligations 0.1 Preferred Stocks 0.0 ASSET ALLOCATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (5.4)% United States 85.3 Grand Cayman (UK Overseas Ter) 4.4 United Kingdom 1.7 Mexico 1.3 Germany 1.3 Ireland 0.9 Switzerland 0.8 France 0.5 Canada 0.4 Others 3.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 19.5 US Treasury Bonds 9.3 Fannie Mae Mortgage pass-thru certificates 7.5 Ginnie Mae II Pool 5.6 Uniform Mortgage Backed Securities 4.2 Freddie Mac Gold Pool 4.0 JPMorgan Chase & Co 1.5 Petroleos Mexicanos 1.1 Bank of America Corp 1.1 Freddie Mac Multiclass Mortgage participation certificates 1.1 54.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Tactical Bond Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Tactical Bond Fund
Class Name	Fidelity Advisor® Tactical Bond Fund Class Z
Trading Symbol	FBAPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Tactical Bond Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 63	0.61%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, relative to the benchmark Bloomberg U.S. Aggregate Bond Index, the fund benefited from favorable duration positioning, as the fund was more interest-rate sensitive than the index in a period of often-falling rates.
•Yield curve positioning, however, detracted a bit as the curve steepened.
•The fund also benefited from being overweight credit risk via high-yield corporate debt and leveraged loans, which added value as credit spreads approached all-time tight levels.
•Other notable contributors included the fund's allocation to securitized products, including outperforming stakes in commercial mortgage-backed securities and asset-backed securities
•Notable changes in positioning include reduced exposure to corporate bonds and increased exposure to U.S. Treasury debt.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 10, 2022 through August 31, 2024. Initial investment of $10,000. Class Z $10,000 $9,275 $9,330 Bloomberg U.S. Aggregate Bond Index $10,000 $9,301 $9,190 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class Z 7.95% 0.28% Bloomberg U.S. Aggregate Bond Index 7.30% -0.55% A From February 10, 2022 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Feb. 10, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 56,713,648
Holdings Count | shares	95
Advisory Fees Paid, Amount	$ 295,549
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$56,713,648
Number of Holdings	95
Total Advisory Fee	$295,549
Portfolio Turnover	32%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 57.1 AAA 0.6 AA 0.5 A 3.3 BBB 11.6 BB 9.5 B 8.6 CCC,CC,C 1.6 D 0.1 Not Rated 3.1 Equities 0.7 Short-Term Investments and Net Other Assets (Liabilities) 3.3 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 57.1 Corporate Bonds 16.1 Bank Loan Obligations 9.0 Foreign Government and Government Agency Obligations 4.8 Asset-Backed Securities 4.5 Preferred Securities 2.3 CMOs and Other Mortgage Related Securities 1.5 Municipal Securities 0.7 Common Stocks 0.4 Alternative Funds 0.3 Short-Term Investments and Net Other Assets (Liabilities) 3.3 ASSET ALLOCATION (% of Fund's net assets) United States 85.4 Canada 2.0 United Kingdom 1.9 Mexico 1.7 Germany 1.3 Grand Cayman (Uk Overseas Ter) 1.1 Brazil 1.1 Japan 1.0 Dominican Republic 0.9 Others 3.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 44.7 US Treasury Bonds 12.4 Domino's Pizza Master Issuer LLC 1.5 Bank of Nova Scotia/The 1.2 Japan Government 1.0 Petroleos Mexicanos 0.9 Dominican Republic 0.9 Kinder Morgan Inc 0.9 DPL Inc 0.8 Planet Fitness Master Issuer LLC 0.8 65.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Intermediate Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Intermediate Bond Fund
Class Name	Fidelity® Intermediate Bond Fund
Trading Symbol	FTHRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Intermediate Bond Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Intermediate Bond Fund	$ 47	0.45%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, the fund's strategy of favoring intermediate-term corporate bonds, while underweighting similar-duration U.S. Treasurys, contributed to its performance versus the benchmark. Within corporates, debt holdings among financial institutions, especially banks, added notable value.
•Non-benchmark exposure to asset-backed securities, including car loan debt and collateralized loan obligations, also meaningfully contributed. An out-of-benchmark allocation to commercial mortgage-backed securities helped as well.
•In contrast, the fund's yield-curve positioning detracted. Specifically, the fund was positioned further out on the yield curve than the benchmark, which hurt relative performance.
•At period end, corporates made up about 42% of fund assets, up from roughly 39% a year ago and notably overweight versus the benchmark average of about 31%. Exposure to U.S. Treasurys stood at about 41% as of August 31, compared with an average of roughly 62% for the benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2014 through August 31, 2024. Initial investment of $10,000. Fidelity® Intermediate Bond Fund $10,000 $10,108 $10,566 $10,683 $10,569 $11,434 $12,140 $12,245 $11,196 $11,279 $12,101 Bloomberg U.S. Intermediate Government/Credit Bond Index $10,000 $10,147 $10,561 $10,647 $10,539 $11,395 $12,073 $12,093 $11,101 $11,162 $11,956 Bloomberg U.S. Aggregate Bond Index $10,000 $10,156 $10,761 $10,814 $10,701 $11,789 $12,553 $12,542 $11,098 $10,965 $11,765 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Intermediate Bond Fund 7.29% 1.14% 1.93% Bloomberg U.S. Intermediate Government/Credit Bond Index 7.11% 0.96% 1.80% Bloomberg U.S. Aggregate Bond Index 7.30% -0.04% 1.64% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,775,557,706
Holdings Count | shares	720
Advisory Fees Paid, Amount	$ 9,954,199
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$3,775,557,706
Number of Holdings	720
Total Advisory Fee	$9,954,199
Portfolio Turnover	53%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 40.7 AAA 11.8 AA 0.6 A 17.7 BBB 23.2 BB 2.2 B 0.7 CCC,CC,C 0.0 Not Rated 2.1 Short-Term Investments and Net Other Assets (Liabilities) 1.0 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 41.9 U.S. Treasury Obligations 40.3 Asset-Backed Securities 11.3 CMOs and Other Mortgage Related Securities 4.9 U.S. Government Agency - Mortgage Securities 0.4 Other Investments 0.1 Foreign Government and Government Agency Obligations 0.1 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) United States 83.8 United Kingdom 3.8 Grand Cayman (UK Overseas Ter) 2.7 Germany 1.7 Japan 1.6 Ireland 1.4 Canada 1.2 France 1.2 Mexico 0.8 Others 1.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 40.3 Bank of America Corp 1.8 JPMorgan Chase & Co 1.6 Morgan Stanley 1.3 Gmf Floorplan Owner Revolving Tr 1.2 Wells Fargo & Co 1.0 Mitsubishi UFJ Financial Group Inc 0.8 Ford Motor Credit Co LLC 0.8 Societe Generale SA 0.7 Citigroup Inc 0.7 50.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Investment Grade Bond Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Investment Grade Bond Fund
Class Name	Fidelity Advisor® Investment Grade Bond Fund Class A
Trading Symbol	FGBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Investment Grade Bond Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 78	0.75%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, relative to the benchmark Bloomberg U.S. Aggregate Bond Index, the fund benefited from favorable duration positioning, as the fund was more interest-rate sensitive than the index in a period of often-falling rates.
•The fund also benefited from being overweight credit risk, which added value as credit spreads approached historically tight levels.
•Other notable contributors included the fund's allocations to securitized products, including outperforming stakes in commercial mortgage-backed securities, asset-backed securities and collateralized loan obligations.
•An overweight in investment-grade corporate bonds, especially those of bank issuers, also added value, although our positioning among industrial and utility bonds were modestly offsetting detractors.
•Notable changes in positioning include reduced exposure to investment-grade corporate bonds, increased exposure to U.S. Treasury debt, and purchases of mortgage bonds during periods of wider credit spreads.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2014 through August 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class A $9,600 $9,596 $10,196 $10,302 $10,173 $11,201 $12,131 $12,239 $10,781 $10,679 $11,480 Bloomberg U.S. Aggregate Bond Index $10,000 $10,156 $10,761 $10,814 $10,701 $11,789 $12,553 $12,542 $11,098 $10,965 $11,765 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 4.00% sales charge) 3.20% -0.32% 1.39% Class A (without 4.00% sales charge) 7.51% 0.49% 1.80% Bloomberg U.S. Aggregate Bond Index 7.30% -0.04% 1.64% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 10,877,326,398
Holdings Count | shares	3,997
Advisory Fees Paid, Amount	$ 26,423,417
Investment Company Portfolio Turnover	232.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$10,877,326,398
Number of Holdings	3,997
Total Advisory Fee	$26,423,417
Portfolio Turnover	232%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 61.9 AAA 7.6 AA 0.6 A 6.0 BBB 16.7 BB 3.3 B 0.9 CCC,CC,C 0.0 Not Rated 3.7 QUALITY DIVERSIFICATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (0.7)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 51.8 Corporate Bonds 24.5 U.S. Government Agency - Mortgage Securities 10.1 Asset-Backed Securities 7.1 CMOs and Other Mortgage Related Securities 6.8 Preferred Securities 0.2 Foreign Government and Government Agency Obligations 0.1 Other Investments 0.1 Municipal Securities 0.0 Bank Loan Obligations 0.0 ASSET ALLOCATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (0.7)% United States 90.5 Grand Cayman (UK Overseas Ter) 4.2 Germany 1.1 Mexico 0.7 United Kingdom 0.7 Ireland 0.5 Switzerland 0.5 Bailiwick Of Jersey 0.4 Italy 0.3 Others 1.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 43.0 US Treasury Bonds 8.8 Uniform Mortgage Backed Securities 3.4 Fannie Mae Mortgage pass-thru certificates 3.2 Freddie Mac Gold Pool 1.7 Ginnie Mae II Pool 1.6 Citigroup Inc 1.5 Bank of America Corp 1.2 Charter Communications Operating LLC / Charter Communications Operating Capital 1.0 Bayer US Finance II LLC 0.9 66.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Tactical Bond Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Tactical Bond Fund
Class Name	Fidelity Advisor® Tactical Bond Fund Class A
Trading Symbol	FTKAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Tactical Bond Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 98	0.95%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, relative to the benchmark Bloomberg U.S. Aggregate Bond Index, the fund benefited from favorable duration positioning, as the fund was more interest-rate sensitive than the index in a period of often-falling rates.
•Yield curve positioning, however, detracted a bit as the curve steepened.
•The fund also benefited from being overweight credit risk via high-yield corporate debt and leveraged loans, which added value as credit spreads approached all-time tight levels.
•Other notable contributors included the fund's allocation to securitized products, including outperforming stakes in commercial mortgage-backed securities and asset-backed securities
•Notable changes in positioning include reduced exposure to corporate bonds and increased exposure to U.S. Treasury debt.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 10, 2022 through August 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class A $9,600 $8,887 $8,910 Bloomberg U.S. Aggregate Bond Index $10,000 $9,301 $9,190 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class A (incl. 4.00% sales charge) 3.29% -1.64% Class A (without 4.00% sales charge) 7.59% -0.06% Bloomberg U.S. Aggregate Bond Index 7.30% -0.55% A From February 10, 2022 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Feb. 10, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 56,713,648
Holdings Count | shares	95
Advisory Fees Paid, Amount	$ 295,549
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$56,713,648
Number of Holdings	95
Total Advisory Fee	$295,549
Portfolio Turnover	32%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 57.1 AAA 0.6 AA 0.5 A 3.3 BBB 11.6 BB 9.5 B 8.6 CCC,CC,C 1.6 D 0.1 Not Rated 3.1 Equities 0.7 Short-Term Investments and Net Other Assets (Liabilities) 3.3 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 57.1 Corporate Bonds 16.1 Bank Loan Obligations 9.0 Foreign Government and Government Agency Obligations 4.8 Asset-Backed Securities 4.5 Preferred Securities 2.3 CMOs and Other Mortgage Related Securities 1.5 Municipal Securities 0.7 Common Stocks 0.4 Alternative Funds 0.3 Short-Term Investments and Net Other Assets (Liabilities) 3.3 ASSET ALLOCATION (% of Fund's net assets) United States 85.4 Canada 2.0 United Kingdom 1.9 Mexico 1.7 Germany 1.3 Grand Cayman (Uk Overseas Ter) 1.1 Brazil 1.1 Japan 1.0 Dominican Republic 0.9 Others 3.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 44.7 US Treasury Bonds 12.4 Domino's Pizza Master Issuer LLC 1.5 Bank of Nova Scotia/The 1.2 Japan Government 1.0 Petroleos Mexicanos 0.9 Dominican Republic 0.9 Kinder Morgan Inc 0.9 DPL Inc 0.8 Planet Fitness Master Issuer LLC 0.8 65.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Tactical Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Tactical Bond Fund
Class Name	Fidelity® Tactical Bond Fund
Trading Symbol	FBAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Tactical Bond Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Tactical Bond Fund	$ 72	0.70%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, relative to the benchmark Bloomberg U.S. Aggregate Bond Index, the fund benefited from favorable duration positioning, as the fund was more interest-rate sensitive than the index in a period of often-falling rates.
•Yield curve positioning, however, detracted a bit as the curve steepened.
•The fund also benefited from being overweight credit risk via high-yield corporate debt and leveraged loans, which added value as credit spreads approached all-time tight levels.
•Other notable contributors included the fund's allocation to securitized products, including outperforming stakes in commercial mortgage-backed securities and asset-backed securities
•Notable changes in positioning include reduced exposure to corporate bonds and increased exposure to U.S. Treasury debt.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 10, 2022 through August 31, 2024. Initial investment of $10,000. Fidelity® Tactical Bond Fund $10,000 $9,270 $9,317 Bloomberg U.S. Aggregate Bond Index $10,000 $9,301 $9,190 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® Tactical Bond Fund 7.86% 0.19% Bloomberg U.S. Aggregate Bond Index 7.30% -0.55% A From February 10, 2022 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Feb. 10, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 56,713,648
Holdings Count | shares	95
Advisory Fees Paid, Amount	$ 295,549
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$56,713,648
Number of Holdings	95
Total Advisory Fee	$295,549
Portfolio Turnover	32%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 57.1 AAA 0.6 AA 0.5 A 3.3 BBB 11.6 BB 9.5 B 8.6 CCC,CC,C 1.6 D 0.1 Not Rated 3.1 Equities 0.7 Short-Term Investments and Net Other Assets (Liabilities) 3.3 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 57.1 Corporate Bonds 16.1 Bank Loan Obligations 9.0 Foreign Government and Government Agency Obligations 4.8 Asset-Backed Securities 4.5 Preferred Securities 2.3 CMOs and Other Mortgage Related Securities 1.5 Municipal Securities 0.7 Common Stocks 0.4 Alternative Funds 0.3 Short-Term Investments and Net Other Assets (Liabilities) 3.3 ASSET ALLOCATION (% of Fund's net assets) United States 85.4 Canada 2.0 United Kingdom 1.9 Mexico 1.7 Germany 1.3 Grand Cayman (Uk Overseas Ter) 1.1 Brazil 1.1 Japan 1.0 Dominican Republic 0.9 Others 3.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 44.7 US Treasury Bonds 12.4 Domino's Pizza Master Issuer LLC 1.5 Bank of Nova Scotia/The 1.2 Japan Government 1.0 Petroleos Mexicanos 0.9 Dominican Republic 0.9 Kinder Morgan Inc 0.9 DPL Inc 0.8 Planet Fitness Master Issuer LLC 0.8 65.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity SAI Short-Term Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Short-Term Bond Fund
Class Name	Fidelity® SAI Short-Term Bond Fund
Trading Symbol	FZOMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® SAI Short-Term Bond Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Short-Term Bond Fund	$ 22	0.21%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, the fund's strategy of favoring short-term corporate bonds, while underweighting similar-duration U.S. Treasurys, contributed to its performance versus the benchmark. Within corporates, debt holdings among financial institutions - especially banks - and industrial firms, particularly in the consumer cyclical and consumer non-cyclical segments, added notable value.
•Non-benchmark exposure to asset-backed securities, including car loan debt and collateralized loan obligations, also meaningfully contributed. An out-of-benchmark allocation to commercial mortgage-backed securities helped as well.
•In contrast, the fund's yield-curve positioning detracted from relative performance.
•At period end, corporates made up about 49% of fund assets, up from roughly 41% a year ago and notably overweight versus the benchmark average of 25%. Exposure to U.S. Treasurys stood at 31% as of August 31, compared with an average of 67% for the benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE September 15, 2020 through August 31, 2024. Initial investment of $10,000. Fidelity® SAI Short-Term Bond Fund $10,000 $10,054 $9,651 $9,863 $10,515 Bloomberg U.S. 1-3 Year Government/Credit Bond Index $10,000 $10,039 $9,639 $9,791 $10,403 Bloomberg U.S. Aggregate Bond Index $10,000 $9,977 $8,828 $8,723 $9,359 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® SAI Short-Term Bond Fund 6.60% 1.28% Bloomberg U.S. 1-3 Year Government/Credit Bond Index 6.25% 1.00% Bloomberg U.S. Aggregate Bond Index 7.30% -1.66% A From September 15, 2020 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Sep. 15, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 4,058,303,792
Holdings Count | shares	612
Advisory Fees Paid, Amount	$ 7,024,400
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$4,058,303,792
Number of Holdings	612
Total Advisory Fee	$7,024,400
Portfolio Turnover	59%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 31.0 AAA 18.2 AA 2.7 A 22.0 BBB 22.0 BB 1.3 B 0.0 Not Rated 1.5 Short-Term Investments and Net Other Assets (Liabilities) 1.3 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 48.0 U.S. Treasury Obligations 30.9 Asset-Backed Securities 16.4 CMOs and Other Mortgage Related Securities 3.2 Other Investments 0.1 U.S. Government Agency - Mortgage Securities 0.1 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) United States 78.8 United Kingdom 4.4 Germany 3.0 Canada 3.0 Grand Cayman (Uk Overseas Ter) 2.8 France 2.0 Japan 1.1 Ireland 1.0 Denmark 0.8 Others 3.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 30.9 JPMorgan Chase & Co 1.5 Bank of America Corp 1.4 Wells Fargo & Co 1.4 HSBC Holdings PLC 1.3 Citigroup Inc 1.0 General Motors Financial Co Inc 0.9 Barclays PLC 0.8 Danske Bank A/S 0.8 Ford Motor Credit Co LLC 0.8 40.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee

Effective October 28, 2023, the fund's management fee structure changed.

The fund's contractual management fee was reduced during the reporting period.

The fund's contractual expense cap was removed during the reporting period.
The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee

Effective October 28, 2023, the fund's management fee structure changed.

The fund's contractual management fee was reduced during the reporting period.

The fund's contractual expense cap was removed during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee

Effective October 28, 2023, the fund's management fee structure changed.

The fund's contractual management fee was reduced during the reporting period.

The fund's contractual expense cap was removed during the reporting period.
The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee

Effective October 28, 2023, the fund's management fee structure changed.

The fund's contractual management fee was reduced during the reporting period.

The fund's contractual expense cap was removed during the reporting period.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity SAI Low Duration Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Low Duration Income Fund
Class Name	Fidelity® SAI Low Duration Income Fund
Trading Symbol	FZOLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® SAI Low Duration Income Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Low Duration Income Fund	$ 21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, the fund's strategy of holding short-term debt in high-quality corporations contributed to performance versus the all-U.S.-Treasury benchmark. Within corporates, debt holdings among financial institutions - especially banks - and industrial firms, particularly in the consumer cyclical and consumer non-cyclical segments, added notable value.
•Non-benchmark exposure to asset-backed securities, including car loan debt and collateralized loan obligations, also meaningfully contributed.
•In contrast, a small allocation to interest-earning cash was a modest drag on relative performance.
•At period end, corporates made up about 49% of fund assets, down notably from roughly 65% a year ago. At the same time, we increased exposure to U.S. Treasurys from about 14% to roughly 21% of assets, while out-of-benchmark exposure to asset-backed securities increased from 16% to 23% of assets as of August 31.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE September 15, 2020 through August 31, 2024. Initial investment of $10,000. Fidelity® SAI Low Duration Income Fund $10,000 $10,023 $9,985 $10,438 $11,064 Bloomberg US Treasury Bill: 6-9 Months Index $10,000 $10,011 $9,972 $10,282 $10,835 Bloomberg U.S. Aggregate Bond Index $10,000 $9,977 $8,828 $8,723 $9,359 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® SAI Low Duration Income Fund 6.00% 2.59% Bloomberg US Treasury Bill: 6-9 Months Index 5.37% 2.04% Bloomberg U.S. Aggregate Bond Index 7.30% -1.66% A From September 15, 2020 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Sep. 15, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 7,497,139,118
Holdings Count | shares	439
Advisory Fees Paid, Amount	$ 13,369,647
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$7,497,139,118
Number of Holdings	439
Total Advisory Fee	$13,369,647
Portfolio Turnover	68%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 14.9 AAA 24.4 AA 2.7 A 22.5 BBB 19.6 BB 0.2 Not Rated 6.9 Short-Term Investments and Net Other Assets (Liabilities) 8.8 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 44.8 Asset-Backed Securities 22.9 U.S. Treasury Obligations 21.1 CMOs and Other Mortgage Related Securities 2.4 Short-Term Investments and Net Other Assets (Liabilities) 8.8 ASSET ALLOCATION (% of Fund's net assets) United States 80.6 Canada 3.4 Germany 3.0 Grand Cayman (UK Overseas Ter) 2.8 United Kingdom 2.8 Japan 1.5 Switzerland 1.4 Netherlands 1.2 Ireland 1.0 Others 2.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 14.9 US Treasury Bill 6.2 Bank of America Corp 1.3 Morgan Stanley 1.3 General Motors Financial Co Inc 1.2 Wells Fargo & Co 1.1 American Express Co 1.0 Barclays PLC 1.0 Goldman Sachs Group Inc/The 1.0 HSBC USA Inc 1.0 30.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period. The fund reduced its contractual expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period. The fund reduced its contractual expense cap during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Short-Term Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Short-Term Bond Fund
Class Name	Fidelity® Short-Term Bond Fund
Trading Symbol	FSHBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Short-Term Bond Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Short-Term Bond Fund	$ 31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, the fund's strategy of favoring short-term corporate bonds, while underweighting similar-duration U.S. Treasurys, contributed to its performance versus the benchmark. Within corporates, debt holdings among financial institutions - especially banks - and industrial firms, particularly in the consumer cyclical and consumer non-cyclical segments, added notable value.
•Non-benchmark exposure to asset-backed securities, including car loan debt and collateralized loan obligations, also meaningfully contributed. An out-of-benchmark allocation to commercial mortgage-backed securities helped as well.
•In contrast, the fund's yield-curve positioning detracted from relative performance. Specifically, underweighting one- and two- year bonds in favor of three- and five-year maturities hurt.
•At period end, corporates made up about 46% of fund assets, down from roughly 49% a year ago but still notably overweight versus the benchmark average of 25%. Exposure to U.S. Treasurys stood at 26% as of August 31, compared with an average of 67% for the benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2014 through August 31, 2024. Initial investment of $10,000. Fidelity® Short-Term Bond Fund $10,000 $10,072 $10,252 $10,358 $10,379 $10,843 $11,256 $11,314 $10,839 $11,089 $11,836 Bloomberg U.S. 1-3 Year Government/Credit Bond Index $10,000 $10,081 $10,232 $10,324 $10,340 $10,818 $11,214 $11,258 $10,810 $10,979 $11,666 Bloomberg U.S. Aggregate Bond Index $10,000 $10,156 $10,761 $10,814 $10,701 $11,789 $12,553 $12,542 $11,098 $10,965 $11,765 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Short-Term Bond Fund 6.73% 1.77% 1.70% Bloomberg U.S. 1-3 Year Government/Credit Bond Index 6.25% 1.52% 1.55% Bloomberg U.S. Aggregate Bond Index 7.30% -0.04% 1.64% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,346,008,597
Holdings Count | shares	491
Advisory Fees Paid, Amount	$ 4,742,667
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$2,346,008,597
Number of Holdings	491
Total Advisory Fee	$4,742,667
Portfolio Turnover	68%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 26.4 AAA 22.3 AA 2.9 A 21.6 BBB 20.4 BB 1.3 B 0.3 Not Rated 3.4 Short-Term Investments and Net Other Assets (Liabilities) 1.4 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 45.1 U.S. Treasury Obligations 26.1 Asset-Backed Securities 19.3 CMOs and Other Mortgage Related Securities 7.2 Other Investments 0.6 U.S. Government Agency - Mortgage Securities 0.3 Short-Term Investments and Net Other Assets (Liabilities) 1.4 ASSET ALLOCATION (% of Fund's net assets) United States 77.7 Grand Cayman (Uk Overseas Ter) 4.4 Canada 3.6 United Kingdom 3.3 Germany 3.1 France 2.1 Ireland 1.2 Japan 1.0 Italy 0.7 Others 2.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 26.1 JPMorgan Chase & Co 1.4 Wells Fargo & Co 1.2 Barclays PLC 1.0 Athene Global Funding 0.9 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 0.9 General Motors Financial Co Inc 0.9 American Express Co 0.8 Citigroup Inc 0.8 Ford Motor Credit Co LLC 0.8 34.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: •Management fee •Operating expenses

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: •Management fee •Operating expenses
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Short-Term Bond Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Short-Term Bond Fund
Class Name	Fidelity Advisor® Short-Term Bond Fund Class Z
Trading Symbol	FIKTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Short-Term Bond Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, the fund's strategy of favoring short-term corporate bonds, while underweighting similar-duration U.S. Treasurys, contributed to its performance versus the benchmark. Within corporates, debt holdings among financial institutions - especially banks - and industrial firms, particularly in the consumer cyclical and consumer non-cyclical segments, added notable value.
•Non-benchmark exposure to asset-backed securities, including car loan debt and collateralized loan obligations, also meaningfully contributed. An out-of-benchmark allocation to commercial mortgage-backed securities helped as well.
•In contrast, the fund's yield-curve positioning detracted from relative performance. Specifically, underweighting one- and two- year bonds in favor of three- and five-year maturities hurt.
•At period end, corporates made up about 46% of fund assets, down from roughly 49% a year ago but still notably overweight versus the benchmark average of 25%. Exposure to U.S. Treasurys stood at 26% as of August 31, compared with an average of 67% for the benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through August 31, 2024. Initial investment of $10,000. Class Z $10,000 $10,450 $10,858 $10,923 $10,475 $10,725 $11,439 Bloomberg U.S. 1-3 Year Government/Credit Bond Index $10,000 $10,467 $10,851 $10,893 $10,460 $10,624 $11,288 Bloomberg U.S. Aggregate Bond Index $10,000 $11,086 $11,804 $11,794 $10,436 $10,311 $11,064 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 6.66% 1.82% 2.30% Bloomberg U.S. 1-3 Year Government/Credit Bond Index 6.25% 1.52% 2.07% Bloomberg U.S. Aggregate Bond Index 7.30% -0.04% 1.72% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,346,008,597
Holdings Count | shares	491
Advisory Fees Paid, Amount	$ 4,742,667
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$2,346,008,597
Number of Holdings	491
Total Advisory Fee	$4,742,667
Portfolio Turnover	68%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 26.4 AAA 22.3 AA 2.9 A 21.6 BBB 20.4 BB 1.3 B 0.3 Not Rated 3.4 Short-Term Investments and Net Other Assets (Liabilities) 1.4 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 45.1 U.S. Treasury Obligations 26.1 Asset-Backed Securities 19.3 CMOs and Other Mortgage Related Securities 7.2 Other Investments 0.6 U.S. Government Agency - Mortgage Securities 0.3 Short-Term Investments and Net Other Assets (Liabilities) 1.4 ASSET ALLOCATION (% of Fund's net assets) United States 77.7 Grand Cayman (Uk Overseas Ter) 4.4 Canada 3.6 United Kingdom 3.3 Germany 3.1 France 2.1 Ireland 1.2 Japan 1.0 Italy 0.7 Others 2.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 26.1 JPMorgan Chase & Co 1.4 Wells Fargo & Co 1.2 Barclays PLC 1.0 Athene Global Funding 0.9 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 0.9 General Motors Financial Co Inc 0.9 American Express Co 0.8 Citigroup Inc 0.8 Ford Motor Credit Co LLC 0.8 34.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Operating expenses
  •Expense reductions

The class' contractual expense cap was removed during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Operating expenses
  •Expense reductions

The class' contractual expense cap was removed during the reporting period.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Investment Grade Bond Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Investment Grade Bond Fund
Class Name	Fidelity Advisor® Investment Grade Bond Fund Class C
Trading Symbol	FGBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Investment Grade Bond Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 157	1.52%

Expenses Paid, Amount	$ 157
Expense Ratio, Percent	1.52%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, relative to the benchmark Bloomberg U.S. Aggregate Bond Index, the fund benefited from favorable duration positioning, as the fund was more interest-rate sensitive than the index in a period of often-falling rates.
•The fund also benefited from being overweight credit risk, which added value as credit spreads approached historically tight levels.
•Other notable contributors included the fund's allocations to securitized products, including outperforming stakes in commercial mortgage-backed securities, asset-backed securities and collateralized loan obligations.
•An overweight in investment-grade corporate bonds, especially those of bank issuers, also added value, although our positioning among industrial and utility bonds were modestly offsetting detractors.
•Notable changes in positioning include reduced exposure to investment-grade corporate bonds, increased exposure to U.S. Treasury debt, and purchases of mortgage bonds during periods of wider credit spreads.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2014 through August 31, 2024. Initial investment of $10,000. Class C $10,000 $9,921 $10,474 $10,502 $10,280 $11,231 $12,069 $12,083 $10,564 $10,463 $11,249 Bloomberg U.S. Aggregate Bond Index $10,000 $10,156 $10,761 $10,814 $10,701 $11,789 $12,553 $12,542 $11,098 $10,965 $11,765 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 5.68% -0.28% 1.18% Class C 6.68% -0.28% 1.18% Bloomberg U.S. Aggregate Bond Index 7.30% -0.04% 1.64% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 10,877,326,398
Holdings Count | shares	3,997
Advisory Fees Paid, Amount	$ 26,423,417
Investment Company Portfolio Turnover	232.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$10,877,326,398
Number of Holdings	3,997
Total Advisory Fee	$26,423,417
Portfolio Turnover	232%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 61.9 AAA 7.6 AA 0.6 A 6.0 BBB 16.7 BB 3.3 B 0.9 CCC,CC,C 0.0 Not Rated 3.7 QUALITY DIVERSIFICATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (0.7)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 51.8 Corporate Bonds 24.5 U.S. Government Agency - Mortgage Securities 10.1 Asset-Backed Securities 7.1 CMOs and Other Mortgage Related Securities 6.8 Preferred Securities 0.2 Foreign Government and Government Agency Obligations 0.1 Other Investments 0.1 Municipal Securities 0.0 Bank Loan Obligations 0.0 ASSET ALLOCATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (0.7)% United States 90.5 Grand Cayman (UK Overseas Ter) 4.2 Germany 1.1 Mexico 0.7 United Kingdom 0.7 Ireland 0.5 Switzerland 0.5 Bailiwick Of Jersey 0.4 Italy 0.3 Others 1.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 43.0 US Treasury Bonds 8.8 Uniform Mortgage Backed Securities 3.4 Fannie Mae Mortgage pass-thru certificates 3.2 Freddie Mac Gold Pool 1.7 Ginnie Mae II Pool 1.6 Citigroup Inc 1.5 Bank of America Corp 1.2 Charter Communications Operating LLC / Charter Communications Operating Capital 1.0 Bayer US Finance II LLC 0.9 66.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Investment Grade Bond Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Investment Grade Bond Fund
Class Name	Fidelity Advisor® Investment Grade Bond Fund Class I
Trading Symbol	FGBPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Investment Grade Bond Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 52	0.50%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, relative to the benchmark Bloomberg U.S. Aggregate Bond Index, the fund benefited from favorable duration positioning, as the fund was more interest-rate sensitive than the index in a period of often-falling rates.
•The fund also benefited from being overweight credit risk, which added value as credit spreads approached historically tight levels.
•Other notable contributors included the fund's allocations to securitized products, including outperforming stakes in commercial mortgage-backed securities, asset-backed securities and collateralized loan obligations.
•An overweight in investment-grade corporate bonds, especially those of bank issuers, also added value, although our positioning among industrial and utility bonds were modestly offsetting detractors.
•Notable changes in positioning include reduced exposure to investment-grade corporate bonds, increased exposure to U.S. Treasury debt, and purchases of mortgage bonds during periods of wider credit spreads.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2014 through August 31, 2024. Initial investment of $10,000. Class I $10,000 $10,023 $10,677 $10,818 $10,712 $11,824 $12,839 $12,972 $11,458 $11,379 $12,263 Bloomberg U.S. Aggregate Bond Index $10,000 $10,156 $10,761 $10,814 $10,701 $11,789 $12,553 $12,542 $11,098 $10,965 $11,765 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 7.77% 0.73% 2.06% Bloomberg U.S. Aggregate Bond Index 7.30% -0.04% 1.64% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 10,877,326,398
Holdings Count | shares	3,997
Advisory Fees Paid, Amount	$ 26,423,417
Investment Company Portfolio Turnover	232.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$10,877,326,398
Number of Holdings	3,997
Total Advisory Fee	$26,423,417
Portfolio Turnover	232%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 61.9 AAA 7.6 AA 0.6 A 6.0 BBB 16.7 BB 3.3 B 0.9 CCC,CC,C 0.0 Not Rated 3.7 QUALITY DIVERSIFICATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (0.7)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 51.8 Corporate Bonds 24.5 U.S. Government Agency - Mortgage Securities 10.1 Asset-Backed Securities 7.1 CMOs and Other Mortgage Related Securities 6.8 Preferred Securities 0.2 Foreign Government and Government Agency Obligations 0.1 Other Investments 0.1 Municipal Securities 0.0 Bank Loan Obligations 0.0 ASSET ALLOCATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (0.7)% United States 90.5 Grand Cayman (UK Overseas Ter) 4.2 Germany 1.1 Mexico 0.7 United Kingdom 0.7 Ireland 0.5 Switzerland 0.5 Bailiwick Of Jersey 0.4 Italy 0.3 Others 1.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 43.0 US Treasury Bonds 8.8 Uniform Mortgage Backed Securities 3.4 Fannie Mae Mortgage pass-thru certificates 3.2 Freddie Mac Gold Pool 1.7 Ginnie Mae II Pool 1.6 Citigroup Inc 1.5 Bank of America Corp 1.2 Charter Communications Operating LLC / Charter Communications Operating Capital 1.0 Bayer US Finance II LLC 0.9 66.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Investment Grade Bond Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Investment Grade Bond Fund
Class Name	Fidelity Advisor® Investment Grade Bond Fund Class Z
Trading Symbol	FIKQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Investment Grade Bond Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 37	0.36%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, relative to the benchmark Bloomberg U.S. Aggregate Bond Index, the fund benefited from favorable duration positioning, as the fund was more interest-rate sensitive than the index in a period of often-falling rates.
•The fund also benefited from being overweight credit risk, which added value as credit spreads approached historically tight levels.
•Other notable contributors included the fund's allocations to securitized products, including outperforming stakes in commercial mortgage-backed securities, asset-backed securities and collateralized loan obligations.
•An overweight in investment-grade corporate bonds, especially those of bank issuers, also added value, although our positioning among industrial and utility bonds were modestly offsetting detractors.
•Notable changes in positioning include reduced exposure to investment-grade corporate bonds, increased exposure to U.S. Treasury debt, and purchases of mortgage bonds during periods of wider credit spreads.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through August 31, 2024. Initial investment of $10,000. Class Z $10,000 $11,097 $12,064 $12,218 $10,809 $10,750 $11,601 Bloomberg U.S. Aggregate Bond Index $10,000 $11,086 $11,804 $11,794 $10,436 $10,311 $11,064 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 7.91% 0.89% 2.54% Bloomberg U.S. Aggregate Bond Index 7.30% -0.04% 1.72% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 10,877,326,398
Holdings Count | shares	3,997
Advisory Fees Paid, Amount	$ 26,423,417
Investment Company Portfolio Turnover	232.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$10,877,326,398
Number of Holdings	3,997
Total Advisory Fee	$26,423,417
Portfolio Turnover	232%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 61.9 AAA 7.6 AA 0.6 A 6.0 BBB 16.7 BB 3.3 B 0.9 CCC,CC,C 0.0 Not Rated 3.7 QUALITY DIVERSIFICATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (0.7)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 51.8 Corporate Bonds 24.5 U.S. Government Agency - Mortgage Securities 10.1 Asset-Backed Securities 7.1 CMOs and Other Mortgage Related Securities 6.8 Preferred Securities 0.2 Foreign Government and Government Agency Obligations 0.1 Other Investments 0.1 Municipal Securities 0.0 Bank Loan Obligations 0.0 ASSET ALLOCATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (0.7)% United States 90.5 Grand Cayman (UK Overseas Ter) 4.2 Germany 1.1 Mexico 0.7 United Kingdom 0.7 Ireland 0.5 Switzerland 0.5 Bailiwick Of Jersey 0.4 Italy 0.3 Others 1.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 43.0 US Treasury Bonds 8.8 Uniform Mortgage Backed Securities 3.4 Fannie Mae Mortgage pass-thru certificates 3.2 Freddie Mac Gold Pool 1.7 Ginnie Mae II Pool 1.6 Citigroup Inc 1.5 Bank of America Corp 1.2 Charter Communications Operating LLC / Charter Communications Operating Capital 1.0 Bayer US Finance II LLC 0.9 66.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec